CONTRACT ACCOUNTING (Schedule of costs and estimated earnings) (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contractors [Abstract]
Costs and estimated earnings recognized	$ 1,679,930	$ 4,152,850	$ 3,700,124
Less: Billings or cash received	(1,642,364)	(4,050,392)	(2,324,204)
Contract assets	$ 37,566	$ 102,458	$ 1,375,920